Convertible Redeemable Preferred Shares - Schedule of Aggregate Preferred Shares Series (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 2,861,748,733			$ 2,326,363,413
Series A-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 485,488,380			$ 352,502,820
Convertible redeemable preferred shares per share (in Dollars per share)			$ 31.98			$ 23.22
Series A-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 456,377,760			$ 334,164,240
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.04			$ 23.46
Series A-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 90,666,213			$ 66,479,127
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.05			$ 23.5
Series B-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 423,255,328			$ 318,883,816
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.28			$ 24.32
Series B-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 295,908,795			$ 230,272,497
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.55			$ 25.33
Series B-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 68,775,000			$ 55,965,000
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.75			$ 26.65
Series C [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 453,514,272	$ 458,577,648	$ 573,393,120	$ 572,161,488	$ 395,627,568	$ 371,816,016	$ 325,277,607
Convertible redeemable preferred shares per share (in Dollars per share)			$ 33.51			$ 28.91
Series D [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 593,342,919	$ 582,699,609	$ 693,551,370	$ 690,958,654	$ 572,468,345	$ 406,656,821	$ 405,189,642
Convertible redeemable preferred shares per share (in Dollars per share)			$ 44.95			$ 48.73